UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                Form 13F

                           Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  (     ) ;   Amendment Number:
This Amendment    (Check only one.)  :  (     )     is a restatement.
                                        (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
Address:  15 Old Danbury Road
          P. O. Box 812
          Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael H. Strauss
Title:    Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:    203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                4/6/10
(Signature)                    (City, State)              (Date)

Report Type      (Check only one.):

(     )  13F HOLDINGS REPORT.     (Check here if all holdings of this
         reporting manager are reported in this report.)

(     )  13F NOTICE.     (Check here if no holdings reported are in this
         report, and all holdings are reported by other reporting manager(s).)

(  X  )  13F COMBINATION REPORT.   (Check here if a portion of the holdings for
         this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.      Form 13F File Number         Name of Sub-adviser

1          28-05508                   Aronson + Johnson + Ortiz
2          28-03121                   David M. Knott
3          28-05267                   Delaware Investments
4          28-06035                   D.G. Capital Management, Inc.
5          28-11312                   F&C Management Ltd.
6          28-01185                   Frontier Capital Management Co.
7          28-04981                   Goldman Sachs Asset Management
8          28-2013                    Harris Associates, L.P.
9          28-10329                   Income Research & Management
10         28-10706                   IronBridge Capital Management
11         801-39502                  Jarislowsky Fraser Ltd.
12         28-11937                   JP Morgan Investment Management, Inc.
13         28-12154                   Levin Capital Securities, LP
14         28-06748                   Marsico Asset Management, LLC
15         28-04632                   Martingale Asset Management
16         28-1399                    Southeastern Asset Management, Inc.
17         28-01693                   Steinberg Asset Management, LLC
18         28-00620                   The Boston Company Asset Management, LLC
19         28-02927                   Water Street Capital Inc.
20         28-517                     Wellington Management Company, LLP

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           4

Form 13F Information Table Value Total:          $7,317
                                              (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.          Form 13F File Number          Name of Sub-adviser

1            None                          GSI (Bermuda), Ltd.

                                                  Form 13(f) Information Table
Column 1            Column 2    Column 3   Column 4             Column 5           Column 6    Column 7         Column 8
Name of             Title of    Cusip      Value      Shares or  Shares/  Put/    Investment    Other        Voting Authority
Issuer              Class                 (x$1000)    PRN Amt.   PRN      Call    Discretion   Managers    Sole   Shared   None


CHINA INFORMATION
SECURITY TECH INC   Common      16944F101   1,293      254,935                     Defined        1          x

DUOYUAN GLOBAL
WATER INC ADR       ADR         266043108     521       18,750                     Defined        1          x

E-HOUSE CHINA
HOLDINGS ADS        ADR         26852W103   2,267      119,102                     Defined        1          x

HOLLYSIS            Common      G45667105   3,236      280,869                     Defined        1          x
AUTOMATION
TECHNOLOGY